Note 18 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of expenses Incurred for related parties [text block]
	December 31,	December 31,
	2023	2022
	$	$
Fees related to Dr. Megaw:
Exploration and marketing services	393	372
Travel and expenses	39	30
Other fees to Cascabel and IMDEX:
Administration for Mexican subsidiaries	55	54
Field exploration services	180	165
Share-based payments (Note 11)	443	456
	1,110	1,077

Disclosure of subsidiaries [text block]
Name	Country of Incorporation	Principal Asset	MAG’s Effective interest
			2023 (%)	2022 (%)
Minera Los Lagartos, S.A. de C.V.	Mexico	Juanicipio (44%)	100%	100%

Disclosure of information about key management personnel [text block]
	For the year ended
	December 31,	December 31,
	2023	2022
	$	$
Salaries and other short term employee benefits	1,949	2,075
Severance paid to a former executive	-	382
Share-based compensation (non-cash) (Note 8)	2,532	1,774
	4,481	4,231